Basis of presentation and accounting policies - Additional Information (Details) $ / shares in Units, shares in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) item $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Oct. 09, 2020 $ / shares	Apr. 17, 2020 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 $ / shares shares
Disclosure of subsidiaries [line items]
Recognized a translation income (loss)	$ 138,600,000	$ 32,600,000	$ 24,800,000
Number of airports | item	53
Number of shares authorised | shares							1,500
Par value per share | $ / shares	$ 1	$ 1	$ 1	$ 1			$ 1
Share capital	$ 163,223,000	$ 163,223,000	$ 160,022,000			$ 160,000,000
Price Index	582.46	385.88	283.44
Conversion factor derived from indexes	1.51	1.36	1.54
Lease commitments	12,249,000	13,684,000	8,927,000
Right-of-use assets	12,902,000	13,448,000	8,380,000
Borrowing	$ 1,439,603,000	1,344,817,000	1,208,344,000
Percentage of share capital transferred	100.00%
Lease liabilities	$ 12,249,000	$ 13,684,000	$ 8,927,000
Maximum
Disclosure of subsidiaries [line items]
Percentage of voting rights	50.00%
Minimum
Disclosure of subsidiaries [line items]
Percentage of voting rights	20.00%
Aeropuertos Argentina 2000 S.A.("AA2000")
Disclosure of subsidiaries [line items]
Percentage of direct interest of Cedicor S.A. in AA2000, acquired by Cedicor S.A. in 2011	9.35%
Number of airports | item	35
Aeropuertos Argentina 2000 S.A.("AA2000") | Maximum
Disclosure of subsidiaries [line items]
Borrowing					$ 1,500,000,000
Corporacion America Italia S A [Member]
Disclosure of subsidiaries [line items]
Percentage of majority stake owned	62.28%